Commitments Under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Future Minimum Payments Under Non-Cancelable Operating Leases With Initial Terms Of One-Year Or More [Line Items]
2012		$ 1,402
Remainder of 2012	413
2013	1,620	699
2014	1,643	687
2015	1,272	128
2016	838	7
Thereafter	628
Total	$ 6,414	$ 2,923